Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 13, 2022
Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
CIK	dei_EntityCentralIndexKey	0001497778
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 13, 2022
Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2022
Prospectus Date	rr_ProspectusDate	Jun. 14, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A